STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION

NOTE 13 – STOCK-BASED COMPENSATION

The Company has stock option and incentive arrangements to attract and retain key personnel. In May 2005, the 2005 Equity Compensation Plan (the “Plan”) was approved by the shareholders, which authorizes the issuance of restricted stock, stock appreciation rights, stock units and stock options to the Board of Directors and key employees. Compensation expense for service based awards is recognized over the vesting period. Performance based awards are recognized based on a vesting, if applicable, and the probability of achieving the goals.

Stock-based compensation expense totaled $154,899 and $60,150 in 2011 and 2010, respectively, which consisted of grants of restricted stock and restricted stock units. 2011 stock-based compensation included director compensation of $36,461 for stock granted in lieu of cash compensation. All outstanding options were fully vested at December 31, 2011. There were no stock options granted in 2011 and 2010, respectively.

The fair value of the Company’s employee stock options granted is estimated on the date of grant using the Black-Scholes option pricing model. The Company estimates expected market price volatility and expected term of the options based on historical data and other factors.

The exercise price for options granted is set at the discretion of the committee administering the Plan, but is not less than the market value of the shares as of the date of grant. An option’s maximum term is 10 years and the options vest at the discretion of the committee.

		Weighted		Weighted-Average
		Average	Aggregate	Contractual Life
		Exercise	Intrinsic	Remaining In
	Shares	Price	Value	Years

Outstanding at January 1, 2011	299,237	$16.86	$524,392
Granted at fair value	-	-
Exercised	(33,163)	8.75	286,061
Expired	(338)	8.44
Forfeited	(1,580)	15.00
Outstanding at December 31, 2011	264,156	$17.90	$175,911	1.7

Exercisable at December 31, 2011	264,156	$17.90	$175,911	1.7

		Weighted		Weighted-Average
		Average	Aggregate	Contractual Life
		Exercise	Intrinsic	Remaining In
	Shares	Price	Value	Years

Outstanding at January 1, 2010	329,243	$16.04	$222,607
Granted at fair value	-	-
Exercised	(29,413)	7.89	209,132
Expired	-	-
Forfeited	(593)	7.91

Outstanding at December 31, 2010	299,237	$16.86	$524,392	2.0

Exercisable at December 31, 2010	299,237	$16.86	$524,392	2.0

Tri-County Financial Corporation

Options outstanding are all currently exercisable and are summarized as follows:

Number Outstanding	Weighted Average	Weighted Average
December 31, 2011	Remaining Contractual Life	Exercise Price

15,398	1 years	$11.56
59,348	2 years	12.93
86,886	3 years	15.89
80,813	4 years	22.29
21,711	6 years	27.70
264,156		17.90

The aggregate intrinsic value of outstanding stock options and exercisable stock options was $175,911 at December 31, 2011. Aggregate intrinsic value represents the difference between the Company’s closing stock price on the last trading day of the period, which was $15.00 at December 31, 2011, and the exercise price multiplied by the number of options outstanding.

The Company has outstanding restricted stock and stock units granted in accordance with the Plan. The following tables below summarize the unvested restricted stock awards and units outstanding at December 31, 2011 and 2010.

	Restricted Stock		Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Fair Value

Nonvested at January 1, 2011	2,720	$11.90	3,739	$15.00
Granted	12,934	16.49	3,106	15.00
Vested	(7,541)	14.86	-	-

Nonvested at December 31, 2011	8,113	$16.47	6,845	$15.00

	Restricted Stock		Restricted Stock Units
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Units	Fair Value

Nonvested at January 1, 2010	5,360	$11.90	-	$-
Granted	-	-	3,739	13.00
Vested	(2,640)	11.90	-	-

Nonvested at December 31, 2010	2,720	$11.90	3,739	$16.10